UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2010
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Check here if Amendment []; Amendment Number:
                                              -------
This Amendment (Check only one.):  [] is a restatement.
  [] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  Jeffrey L. Gendell
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Address: 55 Railroad Avenue
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         Greenwich, Connecticut 06830
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Form 13F File Number:  028-06950

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Jeffrey L. Gendell
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Title:
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Phone: 203-769-2000
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Signature, Place, and Date of Signing:

 /s/ Jeffrey L. Gendell      New York, NY               5/14/10
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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)








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FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers: 0
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Form 13F Information Table Entry Total: 63
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Form 13F Information Table Value Total: $1,258,676
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                                         (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.Form 13F File NumberName

NONE


















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

                                                         Form 13F INFORMATION TABLE

        COLUMN 1                COLUMN 2       COLUMN 3    COLUMN 4          COLUMN 5       COLUMN 6   COLUMN 7         COLUMN 8
---------------------------- --------------- ----------- ---------- ----------- ---- ----- ---------- ---------  ------- ------ ----

                                                            VALUE      SHRS OR  SH/  PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
    NAME OF ISSUER            TITLE OF CLASS    CUSIP     (x$1000)    PRN AMT   PRN  CALL  DISCRETION  MANAGERS    SOLE  SHARED NONE
---------------------------- --------------- ----------- ---------- ----------- ---- ----- ---------- ---------  ------- ------ ----

AMERIANA BANCORP                COM           023613102       526      198,437   SH           SOLE               198,437    0     0
AMERON INTL INC                 COM           030710107     3,757       59,735   SH           SOLE                59,735    0     0
BANK OF AMERICA CORPORATION     COM           060505104    71,579    4,010,000   SH           SOLE             4,010,000    0     0
BROADWIND ENERGY INC            COM           11161T108   178,637   39,963,635   SH           SOLE            39,963,635    0     0
BRUSH ENGINEERED MATLS INC      COM           117421107    21,757      963,988   SH           SOLE               963,988    0     0
CAMCO FINL CORP                 COM           132618109     1,651      561,622   SH           SOLE               561,622    0     0
CAPITAL BK CORP                 COM           139793103       517      115,875   SH           SOLE               115,875    0     0
CENTRUE FINL CORP NEW           COM           15643B106     1,262      365,751   SH           SOLE               365,751    0     0
COMMUNITY CENTRAL BANK CORP     COM           20363J107       419      204,999   SH           SOLE               204,999    0     0
DYCOM INDS INC                  COM           267475101    14,718    1,678,257   SH           SOLE             1,678,257    0     0
ENGLOBAL CORP                   COM           293306106     2,737      988,087   SH           SOLE               988,087    0     0
ENSCO INTL PLC                  SPONSORED ADR 29358Q109    46,862    1,046,500   SH           SOLE             1,046,500    0     0
EXIDE TECHNOLOGIES              COM NEW       302051206   119,453   20,738,399   SH           SOLE            20,738,399    0     0
FIDELITY SOUTHERN CORP NEW      COM           316394105     3,585      623,560   SH           SOLE               623,560    0     0
FIRST BANCSHARES INC MO         COM           318687100       387       44,762   SH           SOLE                44,762    0     0
FIRST FED NORTHN MICH BANCOR    COM           32021X105       199      142,088   SH           SOLE               142,088    0     0
FOSTER WHEELER AG               COM           H27178104    40,235    1,482,500   SH           SOLE             1,482,500    0     0
FURMANITE CORPORATION           COM           361086101     3,881      747,839   SH           SOLE               747,839    0     0
GOODYEAR TIRE & RUBR CO         COM           382550101    42,087    3,329,697   SH           SOLE             3,329,697    0     0
HAWTHORN BANCSHARES INC         COM           420476103     2,667      228,120   SH           SOLE               228,120    0     0
HMN FINL INC                    COM           40424G108     1,455      264,469   SH           SOLE               264,469    0     0
HORIZON BANCORP IND             COM           440407104     1,811       93,818   SH           SOLE                93,818    0     0
INNOSPEC INC                    COM           45768S105    53,451    4,705,237   SH           SOLE             4,705,237    0     0
INTEGRATED ELECTRICAL SVC       COM           45811E301    48,333    8,554,493   SH           SOLE             8,554,493    0     0
JAMES RIVER COAL CO             COM NEW       470355207    21,581    1,357,300   SH           SOLE             1,357,300    0     0

                                                         Form 13F INFORMATION TABLE

        COLUMN 1                COLUMN 2       COLUMN 3    COLUMN 4          COLUMN 5       COLUMN 6   COLUMN 7         COLUMN 8
---------------------------- --------------- ----------- ---------- ----------- ---- ----- ---------- ---------  ------- ------ ----

                                                            VALUE      SHRS OR  SH/  PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
    NAME OF ISSUER            TITLE OF CLASS    CUSIP     (x$1000)    PRN AMT   PRN  CALL  DISCRETION  MANAGERS    SOLE  SHARED NONE
---------------------------- --------------- ----------- ---------- ----------- ---- ----- ---------- ---------  ------- ------ ----
JANUS CAP GROUP INC             COM           47102X105    41,593    2,910,671   SH           SOLE             2,910,671    0     0
JPMORGAN CHASE & CO             COM           46625H100    33,339      745,000   SH           SOLE               745,000    0     0
KBR INC                         COM           48242W106    38,891    1,755,000   SH           SOLE             1,755,000    0     0
LOUISIANA PAC CORP              COM           546347105    36,494    4,032,517   SH           SOLE             4,032,517    0     0
LSB INDS INC                    COM           502160104    12,298      806,926   SH           SOLE               806,926    0     0
MAGNETEK INC                    COM           559424106        32       19,132   SH           SOLE                19,132    0     0
MARSHALL & ILSLEY CORP NEW      COM           571837103    52,239    6,489,350   SH           SOLE             6,489,350    0     0
MASTEC INC                      COM           576323109    34,879    2,765,968   SH           SOLE             2,765,968    0     0
MB FINANCIAL INC NEW            COM           55264U108     1,156       51,300   SH           SOLE                51,300    0     0
MFRI INC                        COM           552721102     1,361      203,098   SH           SOLE               203,098    0     0
MUTUALFIRST FINL INC            COM           62845B104     1,430      215,038   SH           SOLE               215,038    0     0
NATIONAL OILWELL VARCO INC      COM           637071101    25,208      621,200   SH           SOLE               621,200    0     0
NATIONAL TECHNICAL SYS INC      COM           638104109     2,873      522,274   SH           SOLE               522,274    0     0
NAVISTAR INTL CORP NEW          COM           63934E108    37,414      836,437   SH           SOLE               836,437    0     0
NEW HAMPSHRE THRIFT BANCSHS     COM           644722100     1,076      102,600   SH           SOLE               102,600    0     0
NORTH AMERN ENERGY PARTNERS     COM           656844107     2,319      241,810   SH           SOLE               241,810    0     0
NORTHEAST BANCORP               COM           663904100     2,530      180,682   SH           SOLE               180,682    0     0
OM GROUP INC                    COM           670872100    35,161    1,037,800   SH           SOLE             1,037,800    0     0
OMNOVA SOLUTIONS INC            COM           682129101       921      117,355   SH           SOLE               117,355    0     0
PARKVALE FINL CORP              COM           701492100     1,146      153,638   SH           SOLE               153,638    0     0
PATRICK INDS INC                COM           703343103    15,007    5,174,963   SH           SOLE             5,174,963    0     0
PEOPLES BANCORP N C INC         COM           710577107     1,840      309,262   SH           SOLE               309,262    0     0
POVIDENT CMNTY BANCSHARES IN    COM           74386S107       330      132,000   SH           SOLE               132,000    0     0
PREFORMED LINE PRODS CO         COM           740444104     2,422       63,489   SH           SOLE                63,489    0     0
PRINCETON NATL BANCORP INC      COM           742282106       469       54,000   SH           SOLE                54,000    0     0
PROVIDENT FINL HLDGS INC        COM           743868101       785      225,700   SH           SOLE               225,700    0     0
SHILOH INDS INC                 COM           824543102     3,816      675,343   SH           SOLE               675,343    0     0
STATE STR CORP                  COM           857477103    31,485      697,500   SH           SOLE               697,500    0     0
SOUTHERN CMNTY FINL CORP        COM           842632101       528      241,058   SH           SOLE               241,058    0     0
SUN BANCORP INC                 COM           86663B102       670      170,000   SH           SOLE               170,000    0     0
SYNALLOY CP DEL                 COM           871565107     1,259      155,013   SH           SOLE               155,013    0     0
THERMADYNE HLDGS CORP NEW       COM PAR $0.01 883435307        95       12,972   SH           SOLE                12,972    0     0
TIDEWATER INC                   COM           886423102    14,736      311,742   SH           SOLE               311,742    0     0
TRANSOCEAN LTD                  REG SHS       H8817H100    84,841      982,188   SH           SOLE               982,188    0     0
TUTOR PERINI CORP               COM           901109108    20,794      956,030   SH           SOLE               956,030    0     0

                                                         Form 13F INFORMATION TABLE

        COLUMN 1                COLUMN 2       COLUMN 3    COLUMN 4          COLUMN 5       COLUMN 6   COLUMN 7         COLUMN 8
---------------------------- --------------- ----------- ---------- ----------- ---- ----- ---------- ---------  ------- ------ ----

                                                            VALUE      SHRS OR  SH/  PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
    NAME OF ISSUER            TITLE OF CLASS    CUSIP     (x$1000)    PRN AMT   PRN  CALL  DISCRETION  MANAGERS    SOLE  SHARED NONE
---------------------------- --------------- ----------- ---------- ----------- ---- ----- ---------- ---------  ------- ------ ----

UNITED BANCSHARES INC OHIO      COM           909458101       458       43,200   SH           SOLE                43,200    0     0
WESTMORELAND COAL CO            COM           960878106    12,484      989,200   SH           SOLE               989,200    0     0
WILLBROS GROUP INC DEL          COM           969203108    20,750    1,727,760   SH           SOLE             1,727,760    0     0